Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and Development Expenses
Clinical trial related costs	$ 190,051	$ 105,869	$ 87,777
Personnel compensation and related costs	91,639	63,542	46,246
Other research and development expenses	17,396	5,365	4,167
Research and development expenses	$ 299,086	$ 174,776	$ 138,190